Document And Entity Information	Jun. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2024
Entity Registrant Name	IGM Biosciences, Inc.
Entity Central Index Key	0001496323
Entity Emerging Growth Company	true
Entity File Number	001-39045
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0349194
Entity Address, Address Line One	325 E. Middlefield Road
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	965-7873
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IGMS
Security Exchange Name	NASDAQ